STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
3.	STOCK-BASED COMPENSATION

2013 Stock Incentive Plan

On June 18, 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, during the fiscal year ended September 30, 2015, a maximum number of 13,114,256 shares of the Company’s authorized and available common stock could be issued in the form of: options, stock appreciation rights, sales or bonuses of restricted stock, restricted stock units or dividend equivalent rights, and an award may consist of one such security or benefit, or two or more of them in any combination or alternative. The 2013 Plan provides that on the first business day of each fiscal year commencing with fiscal year 2014, the number of shares of our common stock reserved for issuance under the 2013 Plan for all awards except for incentive stock option awards will be subject to increase by an amount equal to the lesser of (A) 3,000,000 Shares, (B) four (4) percent of the number of shares outstanding on the last day of the immediately preceding fiscal year of the Company, or (C) such lesser number of shares as determined by the Company’s Board of Directors (the “Board”). The exercise price of each option shall be the fair market value as determined in good faith by the Board at the time each option is granted. On October 1, 2015, the aggregate number of authorized shares under the Plan was further increased by 3,000,000 shares to a total of 16,114,256 shares.

As of March 31, 2016, a total of 8,479,212 options had been issued to employees and directors and 4,652,500 options had been issued to consultants. The exercise price of each option has either been equal to the closing price of a share of our common stock on the date of grant or has been determined to be in compliance with Internal Revenue Section 409A.

Share-based awards

During the three and six months ended March 31, 2016, the Company did not grant options to employees and directors or to consultants to purchase shares of common stock under the 2013 Plan.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards outstanding during the three and six months ended March 31, 2016 was based on the fair market value at period end or grant date fair value estimated using the Black-Scholes option pricing model. The following assumptions were used to calculate the fair value of share based compensation for the three and six months ended March 31, 2016; expected volatility, 76.57% - 119.44%, risk-free interest rate, 0.58% - 2.40%, expected dividend yield, 0.00%, expected term, 1 to 10 years.

Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option. The Company exited shell company status on June 26, 2013. In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available. In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities. The Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell company status, as well as the historical daily change in the market price for the peer group as determined by the Company.

For so called “plain vanilla” options granted to employees, the expected term of the options is based upon the simplified method as defined in ASC 718-10-S99 which averages an award’s weighted-average vesting period and the contractual term for share options. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718. The Company’s estimation of the expected term for stock options not subject to the simplified method is based upon the contractual term of the option award. For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield. The Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s unaudited interim consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures. Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Historically, the Company has not had significant forfeitures of stock options granted to employees, directors and non-employees. Therefore, the Company has estimated the forfeiture rate of its outstanding stock options as zero, but will continually evaluate its historical data as a basis for determining expected forfeitures.

Stock compensation plan activity is as follows:

Common Stock Options

Stock compensation activity under the 2013 Plan for the six months ended March 31, 2016 follows:

			Weighted
		Weighted	Average
	Option	Average	Remaining	Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2015	10,776,500	$0.30	-	$-
Awarded	-	-	-	-
Exercised	-	-	-	-
Forfeited	(37,500)	$0.22	-	-
Outstanding at March 31, 2016	10,739,000	$0.31	5.67	593,828
Vested	9,816,751	$0.31	4.87	434,330
Vested and expected to vest at March 31, 2016	10,739,000	$0.31	5.67	593,828

As of March 31, 2016, 4,381,704 shares are available for future grants under the 2013 Plan. Share-based compensation expense recorded in the Company’s unaudited interim consolidated statements of operations for the three months ended March 31, 2016 and 2015 resulting from outstanding stock option awards to the Company’s employees, directors and consultants was approximately $210,000 and $331,000, respectively. Of this amount during the three months ended March 31, 2016 and 2015, approximately $114,000 and $153,000 respectively was recorded to research and development expenses, and approximately $96,000 and $178,000, respectively was recorded in general and administrative expenses in the Company’s unaudited interim consolidated statements of operations. Share-based compensation expense recorded in the Company’s unaudited interim consolidated statements of operations for the six months ended March 31, 2016 and 2015 resulting from outstanding stock option awards to the Company’s employees, directors and consultants was approximately $358,000 and $609,000, respectively. Of this amount during the six months ended March 31, 2016 and 2015, approximately $168,000 and $274,000 respectively was recorded to research and development expenses, and approximately $190,000 and $335,000, respectively was recorded in general and administrative expenses in the Company’s unaudited interim consolidated statements of operations.

As of March 31, 2016, there is approximately $219,000 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan. That cost is expected to be recognized over a weighted average period of 1.18 years.

8.	STOCK-BASED COMPENSATION

2013 Stock Incentive Plan

On June 18, 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, during the fiscal year ended September 30, 2015, a maximum number of 13,114,256 shares of the Company’s authorized and available common stock could be issued in the form of options, stock appreciation rights, sales or bonuses of restricted stock, restricted stock units or dividend equivalent rights, and an award may consist of one such security or benefit, or two or more of them in any combination or alternative. The 2013 Plan provides that on the first business day of each fiscal year commencing with fiscal year 2014, the number of shares of our common stock reserved for issuance under the 2013 Plan for all awards except for incentive stock option awards will be subject to increase by an amount equal to the lesser of (A) 3,000,000 Shares, (B) four (4) percent of the number of shares outstanding on the last day of the immediately preceding fiscal year of the Company, or (C) such lesser number of shares as determined by the Company’s Board of Directors (the “Board”). The exercise price of each option shall be the fair value as determined in good faith by the Board at the time each option is granted. On October 1, 2015, the aggregate number of authorized shares under the Plan was further increased by 3,000,000 shares to a total of 16,114,256 shares.

As of September 30, 2015, a total of 8,479,212 options had been issued to employees and directors and 4,652,500 options had been issued to consultants. The exercise price of each option has either been equal to the closing price of a share of our common stock on the date of grant or has been determined to be in compliance with Internal Revenue Section 409A.

Share-based awards

During the year ended September 30, 2015, the Company granted options to employees and directors to purchase 3,175,000 and to consultants to purchase 1,087,500 shares of common stock under the 2013 Plan. The options have terms ranging from 1 to 10 years, are subject to vesting terms over periods ranging up to 3 years and have exercise prices ranging from $0.17 to $0.28.

The Company recognizes compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period are defined pursuant to the terms of the consulting agreement. Share-based compensation expense for awards granted during the year ended September 30, 2015 was based on the fair market value at period end or grant date fair value estimated using the Black-Scholes Option Pricing Model. The following assumptions were used to calculate the fair value of share based compensation for the year ended September 30, 2015; expected volatility, 76.6% - 119.4%, risk-free interest rate, 0.64% - 2.03%, expected forfeiture rate, 0.00%, expected dividend yield, 0.00%, expected term, 1 to 10 years.

Expected price volatility is the measure by which the Company’s stock price is expected to fluctuate during the expected term of an option. The Company exited shell company status on June 26, 2013. In situations where a newly public entity has limited historical data on the price of its publicly traded shares and no other traded financial instruments, authoritative guidance is provided on estimating this assumption by basing its expected volatility on the historical, expected, or implied volatility of similar entities whose share option prices are publicly available. In making the determination as to similarity, the guidance recommends the consideration of industry, stage of life cycle, size and financial leverage of such other entities. The Company’s expected volatility is derived from the historical daily change in the market price of its common stock since it exited shell company status, as well as the historical daily change in the market price for the peer group as determined by the Company.

For so called “plain vanilla” options granted to employees, the expected term of the options is based upon the simplified method as defined in ASC 718-10-S99 which averages an award’s weighted-average vesting period and the contractual term for share options. The Company will continue to use the simplified method until it has the historical data necessary to provide a reasonable estimate of expected life in accordance with ASC Topic 718. The Company’s estimation of the expected term for stock options not subject to the simplified method is based upon the contractual term of the option award. For the purposes of estimating the fair value of stock option awards, the risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield. The Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

Stock-based compensation expense recognized in the Company’s consolidated statements of operations is based on awards ultimately expected to vest, reduced for estimated forfeitures. Authoritative guidance requires forfeitures to be estimated at the time of grant, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Prior to the year ended September 30, 2015, the Company did not experience any forfeitures of stock options. During the year ended September 30, 2015, the Company experienced an insignificant number of forfeitures of stock options granted. Since the Company has a limited history of stock option forfeitures it continues to estimate the forfeiture rate of its outstanding stock options as zero, but will continually evaluate its historical data as a basis for determining expected forfeitures.

Common Stock Options

Stock compensation activity under the 2013 Plan for the year ended September 30, 2015 follows:

	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($0’s)
Outstanding at September 30, 2014	8,637,962	$0.38	-	$-
Awarded	4,262,500	$0.21	-	-
Exercised	1,025,000	$0.33	-	-
Forfeited	(1,098,962)	$0.36	-	-
Outstanding at September 30, 2015	10,776,500	$0.30	6.85	$335,435
Vested	8,796,959	$0.32	4.73	$200,668
Vested and expected to vest at September 30, 2015	10,776,500	$0.30	6.85	$335,435

As of September 30, 2015, 781,506 shares are available for future grants under the 2013 Plan. Share-based compensation expense recorded in the Company’s Consolidated Statements of Operations for the years ended September 30, 2015 and 2014 resulting from stock options awarded to the Company’s employees, directors and consultants was approximately $1,048,000 and $1,101,000, respectively. Of this amount during the years ended September 30, 2015 and 2014, $466,000 and $629,000, respectively, was recorded to research and development expenses, and $582,000 and $472,000, respectively was recorded in general and administrative expenses in the Company’s Consolidated Statements of Operations.

As of September 30, 2015, there is approximately $607,000 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan. That cost is expected to be recognized over a weighted average period of 1.62 years.

Restricted Stock

Restricted stock activity under the 2013 Plan for the years ended September 30, 2015 and 2014 follows:

	2015	2014
Restricted Stock
Non Vested at October 1	25,000	-
Awarded	-	300,000
Vested	(25,000)	(275,000)
Forfeited	-	-
Non Vested at September 30	-	25,000

The weighted average restricted stock award date fair value information for the years ended September 30, 2015 and 2014 follows:

	2015	2014
Non Vested at October 1	$0.345	$-
Awarded	-	0.345
Vested	0.345	0.345
Forfeited	-	-
Non Vested at September 30	$-	$0.345

Non-employee restricted shares subject to vesting are revalued at each vesting date and at the end of the reporting period, with all changes in fair value recorded as stock-based compensation expense. For the year ended September 30, 2015 and 2014, compensation expense recorded for the restricted stock awards was approximately $9,000 and $95,000, respectively.